IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	$ 861,193	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 9,960	$ 6,550
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 7,460	$ 5,400
Exposure percentage	74.90%	82.40%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 2,400	$ 1,120
Exposure percentage	24.10%	17.10%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 70	$ 20
Exposure percentage	0.70%	0.30%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 30	$ 10
Exposure percentage	0.30%	0.20%